PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31
	2010	2011
Cost:

Computers and equipment	$3,683	$3,683
Office furniture and equipment	222	222
Leasehold improvements	202	202

	4,107	4,107
Less - accumulated depreciation	4,107	4,107

	$-	$-

Depreciation expenses were $ 27 in 2009, $ 8 in 2010 and $ 0 in 2011.